Note 12 - Stock Incentive Plan (Detail) - Summary of the Status of Unvested Shares and Changes (USD $)	12 Months Ended
Dec. 31, 2012
Unvested on	372,500
Unvested on (in Dollars)	$ 1,250,500
Granted	554,200
Granted (in Dollars)	629,822
Vested	(300,300)
Vested (in Dollars)	(879,648)
Unvested on	626,400
Unvested on (in Dollars)	$ 1,000,674